Share-based Payments - Schedule of Operating Expenses and Liabilities Recognized in Connection with Share-based Payments (Details) ¥ in Millions	12 Months Ended
Mar. 31, 2026 JPY (¥)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	¥ 1,847
Total	20
Equity Settled
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	1,730
Cash Settled
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	117
Total	¥ 130